Investment in Securities (Summary of Investment in Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Trading securities*	[1]	¥ 422,053	¥ 569,074
Available-for-sale securities		1,015,477	1,165,417
Held-to-maturity securities		113,891	114,400
Other securities		178,034	177,621
Total		¥ 1,729,455	¥ 2,026,512

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥547,850 million and ¥403,797 million as of March 31, 2017 and 2018, respectively.